Financial instruments - Financial liabilities included in long-term debt (Details) - CAD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Disclosure of financial liabilities [line items]
Financial liabilities	$ 7,787,320	$ 6,011,388
Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	3,637,835	2,688,308
Fair value
Disclosure of financial liabilities [line items]
Financial liabilities	3,599,707	2,549,382
2021 U.S. Senior Notes | Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	1,386,564	1,342,758
2021 U.S. Senior Notes | Fair value
Disclosure of financial liabilities [line items]
Financial liabilities	1,310,044	1,223,120
2021 CAD Senior Notes | Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	597,892	597,212
2021 CAD Senior Notes | Fair value
Disclosure of financial liabilities [line items]
Financial liabilities	580,561	564,768
2024 CAD Senior Notes | Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	747,001	746,144
2024 CAD Senior Notes | Fair value
Disclosure of financial liabilities [line items]
Financial liabilities	766,844	759,375
2025 U.S. Senior Notes | Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	894,509	0
2025 U.S. Senior Notes | Fair value
Disclosure of financial liabilities [line items]
Financial liabilities	930,366	0
Other long-term debt | Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	11,869	2,194
Other long-term debt | Fair value
Disclosure of financial liabilities [line items]
Financial liabilities	$ 11,892	$ 2,119